Schedule of Right of use assets (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial period/year	$ 3,891,322	$ 4,949,372	$ 23,460		$ 23,460
Depreciation	1,450,881	1,865,688	330,968	$ 843,989	1,073,469	$ 498,635
At end of financial year	4,337,727	5,577,883		3,891,322	4,949,372	23,460
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At beginning of financial period/year	6,809,333	8,660,790	2,753,093	2,164,551	2,753,093	2,753,093
Additions	2,069,042	2,755,912		2,575,627	3,275,940
Acquisition				3,793,697	4,825,203
Written off	(985,876)	(1,267,738)		(3,118,402)	(3,966,296)
Fair value reserve				1,393,860	1,772,850
At end of financial year	7,892,499	10,148,964		6,809,333	8,660,790	2,753,093
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
At beginning of financial period/year	2,918,011	3,711,418	$ 2,729,633	2,146,106	2,729,633	2,230,998
Depreciation	1,450,881	1,865,688		843,989	1,073,469	498,635
Acquisition				2,902,285	3,691,417
Written off	(814,120)	(1,006,025)		(2,974,369)	(3,783,101)
At end of financial year	$ 3,554,772	$ 4,571,081		$ 2,918,011	$ 3,711,418	$ 2,729,633